Transactions with Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Management Agreements [Abstract]
Fees from related parties	$ 1,060	$ 1,324
United [Member]
Management Agreements [Abstract]
Fees from related parties	1,060	$ 1,324
Due from related parties	$ 5,895		$ 308